RELATED PARTY TRANSACTIONS - Disclosure of detailed information about transactions and outstanding balances relating to key management personnel (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of transactions between related parties [line items]
Key management personnel compensation, Salary and fees	$ 1,835	$ 1,474
Key management personnel compensation, share-based payment	2,324	1,403
Key management personnel compensation	4,159	2,877
Management [Member]
Disclosure of transactions between related parties [line items]
Key management personnel compensation, Salary and fees	1,071	894
Key management personnel compensation, share-based payment	1,357	934
Key management personnel compensation	2,428	1,828
Outside directors [Member]
Disclosure of transactions between related parties [line items]
Key management personnel compensation, Salary and fees	556	301
Key management personnel compensation, share-based payment	967	469
Key management personnel compensation	1,523	770
Seabord Management Corp. [Member]
Disclosure of transactions between related parties [line items]
Key management personnel compensation, Salary and fees	208	279
Key management personnel compensation, share-based payment	0	0
Key management personnel compensation	$ 208	$ 279